Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31, 2018	December 31, 2017

Building	$5,473,555	$5,089,190
Machinery and Production equipment	2,012,061	2,167,877
Electronic equipment	203,491	201,731
Office equipment	55,407	55,467
Automobiles	527,485	550,577
Construction in progress	121,255	11,943
Subtotal	8,393,254	8,076,785
Less: Accumulated depreciation	(5,152,634)	(4,701,906)
Property, plant and equipment, net	$3,240,620	$3,374,879